Related Party Transactions (Details) ¥ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 01, 2022 CNY (¥)	Dec. 03, 2021 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2023
Related Party Transactions [Line Items]
Transfer value		¥ 282,000,000
Purchase agreement amount	¥ 1
Non-cash gains | $			$ 4,500
Shengda Group [Member]
Related Party Transactions [Line Items]
Interest rate					1.00%
Repaid debt owed | $			$ 6,200	$ 10,000
SunCar Online to Shanghai Feiyou [Member]
Related Party Transactions [Line Items]
Interest percentage		55.09%
SunCar Online [Member]
Related Party Transactions [Line Items]
Price per share | ¥ / shares		¥ 4
Transfer value		¥ 282,000,000